Long-term borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Long-term borrowings

20. Long-term borrowings

Long-term borrowings (debts) as at December 31, 2024 and 2023 consist of the following:

	31/12/24	31/12/23
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due July 2025	1,313	3,563
2.3% fixed long-term debt with final payment due January 2026	1,240	2,358
1.5% fixed long-term debt with final payment due September 2027	217	298
0.21% fixed long-term debt with final payment due December 2034	7,734	6,799
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035	1,035	1,135
Three-month Euribor (360) plus a 2.00% spread long-term debt with final payment due December 2027	2,400	3,200
Three-month Euribor (360) plus a 2.95% spread long-term debt with final payment due December 2028	2,526	—
2.5% Fixed rate long-term debt to majority shareholder with final payment due March 2027	2,255	—
Total long-term borrowings	18,720	17,353
Less current installments	(4,532)	(5,200)
Long-term borrowings, excluding current installments	14,188	12,153

During 2024, the actual level of rates ranged from 3.60% to 7.80%. During 2024, the Euribor experienced a decline, initially moderate, which accelerated in the latter part of the year.

During 2023, the Romanian subsidiary renegotiated the two existing loans, one amounting to 10,000 obtained in 2015 with residual debt renewals every two years and maturing in August 2023, and the other amounting to 5,000 maturing in March 2025 with government guarantee, into a single loan with a balance as of December 31, 2024, of 1,313. The new repayment plan involves monthly installments until July 2025. The variable interest rate is based on the performance of the 6-month Euribor (360) plus a spread of 2.5%. The loan is secured by a mortgage on the Romanian plant for 16,628 and by the following covenants: (a) cash receipts >= 60% of turnover; (b) earnings before taxes and depreciation (EBITDA) >= 4.5%; (c) net debt / EBITDA <=3; (d) Debt Service Cover Ratio >= 1.35.

The Romanian subsidiary complied with the covenant requirements throughout 2024.

In July 2017, the Company incurred long-term debt for a 7,000 nominal amount with installments payable on a monthly basis, fixed interest rate of 2.3% and with final payment due January 2026. This long-term fixed-rate debt, of which 1,240 remains at year-end, is assisted by a mortgage on the properties located in Matera (Italy) for an amount of 14,000.

In March 2020, the Swiss subsidiary obtained a long-term loan from a financial institution, amounting to 378. This loan has been obtained as part of the COVID-19 measures to support business approved by the Swiss government. Such loan, of which 217 remains at year-end, has installments repayable on a six-month basis starting from 2022 and ending in September 2027. Since April 2023, the bank has informed us that the government authority has decided to apply a fixed annual interest rate of 1.5%.

In December 2019, the Company incurred long-term debt for a 4,181 nominal amount with installments payable on semi-annual basis, fixed interest rate of 0.21% and with final payment due December 2034. This long-term debt, of which 7,734 remains at year-end, following a further disbursement obtained in 2023 and a new disbursement in 2024, as well as the update of the amortization plan by the financial institution, is guaranteed by a mortgage on the properties located in Ginosa, Laterza and Santeramo in Colle (Italy) for a total amount of 13,936.

In December 2019, one of the Italian subsidiaries incurred long-term debt for a 435 nominal amount with installments payable on semi-annual basis and with final payment due January 2035. This long-term debt, already increased in 2021 and 2023, and of which 1,035 remains at year-end following a further disbursement of 581 obtained in 2023, provides for variable interest installments determined based on the 80% of six-month Euribor (360) plus 0.95% spread. Such loan is guaranteed by a mortgage on the properties located in Pozzuolo del Friuli (Italy) for a total amount of 3,000.

In January 2022, the Parent obtained a long-term loan from a financial institution, amounting to 4,000. This loan, which is guaranteed by an Italian governmental authority, has been made available by the Italian government as part of the COVID-19 measures to support businesses. Such loan, of which 2,400 remains at year-end, has installments repayable on a quarterly basis starting from January 2023, after the 12-month interest-only period, and ending in December 2027. This long-term debt provides for variable interest installments determined based on the three-month Euribor (360) plus a 2.00% spread.

In January 2024, the Parent Company obtained a long-term bank loan with a nominal amount of 3,000, repayable in quarterly installments starting from June 2024, at an interest rate of Euribor 3M + a 2.95% spread, with a final payment due on December 31, 2028. The debt is secured by a government entity guarantee covering 90% of the loan. As of December 31, 2024, the outstanding debt amounts to 2,526.

On March 31, 2024, the Parent Company obtained a three-year loan from the majority shareholder, due on March 31, 2027, with a nominal amount of 2,500, at an annual interest rate of 2.5%, with annual interest payments and full repayment of the debt on March 31, 2027. As of December 31, 2024, the outstanding debt amounts to 2,255 (see note 30).

During 2024 and 2023, the Company made all installment payments related to the aforementioned long-term borrowings.

Interest expense related to long-term borrowings for the years ended December 31, 2024, 2023 and 2022 is 768, 599 and 423, respectively. Interest due is paid with the related installment.